Commitments and Contingencies - Additional Information - (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 01, 2021	Sep. 30, 2024	Dec. 31, 2023	Aug. 08, 2024
Other Commitments [Line Items]
Business combination, Contingent liabilities				$ 5.8
Business Combination, Additional consideration			$ 5.0
Hanging H Ranch, Inc.
Other Commitments [Line Items]
Business combination, payment description		the Company agreed to pay one of the sellers $5.0 million as additional consideration over the next ten years on each anniversary of closing, beginning on October 14, 2022, and in exchange for the additional consideration, such seller agreed to subordinate its rights under a grazing lease to the rights of the Ag Loan lender.
Business Combination, Additional consideration	$ 5.0
Other Current Liabilities
Other Commitments [Line Items]
Business combination, Contingent liabilities			0.5	0.5
Other Long-term Liabilities
Other Commitments [Line Items]
Business combination, Contingent liabilities			$ 2.6	2.7
General and Administrative Expense
Other Commitments [Line Items]
Business combination, Contingent liabilities				$ 2.6